General and administrative costs	9 Months Ended
Sep. 30, 2019
General and administrative costs
General and administrative costs	11. General and administrative costs General and administrative costs amount to € 2,903,000 for the three month period ended September 30, 2019 compared to € 2,579,000 for the same period in 2018.